Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Parent (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£)
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Wages and salaries	£ 854	£ 761	£ 759
Santander UK Group Holdings plc
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Wages and salaries	£ 7	£ 6
Number of full-time staff | employee	0	0